Document and Entity Information Document	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	ROGERS COMMUNICATIONS INC
Entity Central Index Key	0000733099
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Class A Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	111,155,637
Class B Non-Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	403,657,038